Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 151,943,693	$ 128,257,441	$ 125,618,666
Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	121,643,175	102,648,435	$ 106,358,718
Chile | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	37,554,151	36,722,055
Chile | Trademark [Member] | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	32,910,686	31,794,599
Chile | Trademark [Member] | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,166,000	1,166,000
Chile | Trademark [Member] | Compañía Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,363,782	1,363,782
Chile | Trademark [Member] | Compañía Cervecería Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,113,683	2,397,674
International Business | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	64,163,708	46,047,813
International Business | Trademark [Member] | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	51,457,083	35,260,216
International Business | Trademark [Member] | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,337,366	2,076,714
International Business | Trademark [Member] | Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,747,752	3,137,761
International Business | Trademark [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	6,621,507	5,573,122
Wines | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	19,925,316	19,878,567
Wines | Trademark [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 19,925,316	$ 19,878,567